OTHER FINANCIAL ASSETS AND LIABILITIES - Disclosure of other financial assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current portion of other financial assets	$ 2,409	$ 27,795
Long-term portion of other financial assets	957	959
Current portion of other financial liabilities	(29,165)	0
Long-term portion of other financial liabilities	(24,295)	(8,152)
Marketable securities [Member]
Disclosure of financial assets [line items]
Current portion of other financial assets	2,409	895
Copper collars [Member]
Disclosure of financial assets [line items]
Current portion of other financial assets	0	26,568
Fuel call options [Member]
Disclosure of financial assets [line items]
Current portion of other financial assets	0	332
Investment in private companies [Member]
Disclosure of financial assets [line items]
Long-term portion of other financial assets	500	500
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Long-term portion of other financial assets	457	459
Copper collars [Member]
Disclosure of financial assets [line items]
Current portion of other financial liabilities	(29,165)	0
Compensation-related liabilities [Member]
Disclosure of financial assets [line items]
Long-term portion of other financial liabilities	(22,295)	(8,152)
Other liabilities [Member]
Disclosure of financial assets [line items]
Long-term portion of other financial liabilities	$ (2,000)	$ 0